ORDINARY SHARE	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 13. ORDINARY SHARE

On September 28, 2018, the Company offered 1,000,000 ordinary shares at a fixed price of $0.08 per share, par value of $0.001 per share. At the completion of this offering, there are 14,333,334 shares of ordinary shares issued and outstanding. The 1,000,000 shares were issued to 30 individuals. As of December 31, 2018, the gross proceeds from the shares issuance of $80,000 were recorded as subscription receivable, which were received in January 2019.